SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Service Based Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Number of options
Outstanding at January 1, 2018	4,203,888
Granted	644,651
Forfeited	(1,179,233)
Outstanding at June 30, 2018	3,669,306	4,203,888
Exercisable at June 30, 2018	911,500
Vested and expected to vest at June 30, 2018	2,557,089
Weighted average Exercise price
Outstanding at January 1, 2018	$ 4.52
Granted	3.11
Forfeited	5.21
Outstanding at June 30, 2018	4.05	$ 4.52
Exercisable at June 30, 2018	6.13
Vested and expected to vest at June 30, 2018	$ 5.14
Weighted average Remaining contractual term
Outstanding at June 30, 2018	5 years 4 months 13 days	4 years 3 months 8 days
Exercisable at June 30, 2018	3 years 9 months 29 days
Vested and expected to vest at June 30, 2018	4 years 5 months 27 days
Outstanding at January 1, 2018	$ 56
Outstanding at June 30, 2018	938	$ 56
Exercisable at June 30, 2018	127
Vested and expected to vest at June 30, 2018	$ 400